Cost Method Investments (Details)	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Cost Method Investments [Abstract]
Total cost method investments			¥ 49,067,000